HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%
Banks: 3.1%
2,500	The Goldman Sachs Group, Inc.	$956,375

Beverages: 3.4%
6,000	PepsiCo, Inc.	1,042,260

Building Products Retail: 7.4%
3,250	The Home Depot, Inc.	1,348,783
3,500	Lowe's Cos, Inc.	904,680
		2,253,463
Computers: 8.8%
15,000	Apple, Inc.	2,663,550

Discount Retail: 2.9%
3,750	Target Corp.	867,900

Diversified Financial Services: 2.7%
5,000	American Express Co.	818,000

Home Furnishings: 3.1%
4,000	Whirlpool Corp.	938,640

Insurance: 3.0%
3,000	Berkshire Hathaway, Inc. - Class B [1]	897,000

Internet: 11.0%
550	Amazon.com, Inc. [1]	1,833,887
4,500	Facebook, Inc. - Class A [1]	1,513,575
		3,347,462
Machinery-Construction & Mining: 3.2%
4,750	Caterpillar, Inc.	982,015

Oil Companies Exploration & Production: 2.4%
10,000	ConocoPhillips	721,800

Oil Companies Integrated: 8.9%
10,000	Chevron Corp.	1,173,500
25,000	Exxon Mobil Corp.	1,529,750
		2,703,250
Oil Refining & Marketing: 1.2%
5,000	Phillips 66	362,300

Pharmaceuticals: 12.3%
6,000	AbbVie, Inc.	812,400
4,000	Eli Lilly & Co.	1,104,880
5,500	Johnson & Johnson	940,885
15,000	Pfizer, Inc.	885,750
		3,743,915
Pipelines: 3.9%
20,000	ONEOK, Inc.	1,175,200

Semiconductors: 6.7%
5,000	QUALCOMM, Inc.	914,350
6,000	Texas Instruments, Inc.	1,130,820
		2,045,170
Software: 8.8%
8,000	Microsoft Corp.	2,690,560

Transportation: 7.1%
4,000	FedEx Corp.	1,034,560
4,500	Union Pacific Corp.	1,133,685
		2,168,245
TOTAL COMMON STOCKS
(Cost $18,297,109)		30,377,105

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $18,297,109)		30,377,105
Other Assets in Excess of Liabilities: 0.1%		42,139
TOTAL NET ASSETS: 100.0%		$30,419,244

[1]	Non-income producing security.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$30,377,105	$-	$-	$30,377,105
Total Investments in Securities	$30,377,105	$-	$-	$30,377,105